Leases (Schedule of Future Minimum Lease Payments) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Leases [Abstract]
Year one	$ 1,209	$ 1,394
Year two	831	643
Year three	641	449
Year four	576	363
Year five		363
Thereafter	709	643
Total operating lease payments	3,966	$ 3,855
Less: imputed interest	(183)
Total operating lease liabilities	$ 3,783